13. Segment Financial Information: Schedule of Segment Reporting Information, by Segment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues
Segment Reporting, Finance Charges Earned	$ 128.7	$ 119.4	$ 108.8
Segment Reporting, Insurance Income	37.5	32.5	31.5
Segment Reporting, Other Income	7.3	9.6	6.6
Segment Reporting Information, Revenue for Reportable Segment, Total		161.5	146.9
Segment Reporting, Interest Cost	11.5	11.4	11.6
Segment Reporting, Provision for Loan Losses	24.9	21.8	21.8
Segment Reporting, Depreciation	2.5	2.3	2.3
Segment Reporting, Other Expenses	62.5	57.7	54.6
Segment Reporting, Total Expenses	101.4	93.2	90.3
Segment Reporting, Profit	72.1	68.3	56.6
ASSETS
Segment Reporting, Net Receivables	409.8	379.7	352.3
Segment Reporting, Cash	2.6	2.9	3.4
Segment Reporting, Net fixed assets	6.1	6.4	6.8
Segment Reporting, Other assets	0.3	0.4	0.3
Segment Reporting Information, Net Assets	418.8	389.4	362.8
Segment Reconciliation, Total revenues from reportable segments	173.5	161.6	146.9
Segment Reconciliation, Corporate finance charges earned not allocated to segments	0.2	(0.1)	0.1
Corporate investment income earned not allocated to segments	3.8	3.4	2.9
Segment Reconciliation, Timing difference of insurance income allocation to segments	8.1	7.7	7.9
Segment Reconciliation, Other revenues not allocated to segments	0.4	0.1	0.1
Segment Reconciliation, Consolidated Revenues	186.0	172.7	157.9
Net Income (Loss) Attributable to Parent
Segment Reconciliation, Total profit or loss for reportable segments	72.1	68.3	56.6
Segment Reconciliation, Corporate earnings not allocated	12.5	11.1	10.9
Segment Reconciliation, Corporate expenses not allocated	(46.2)	(42.8)	(35.3)
Segment Reconciliation, Income taxes not allocated	(4.0)	(3.9)	(3.1)
Segment Reconciliation, Consolidated Net Income	34.4	32.7	29.1
Segment Reconciliation, Total assets for reportable segments	418.8	389.4	362.8
Segment Reconciliation, Loans held at corporate level	1.9	1.9	2.2
Segment Reconciliation, Unearned insurance at corporate levelvel	(17.5)	(16.0)	(15.2)
Segment Reconciliation, Allowance for loan losses at corporate level	(24.7)	(22.0)	(21.4)
Segment Reconciliation, Cash and cash equivalents held at corporate level	24.8	30.0	18.5
Segment Reconciliation, Investment securities at corporate level	146.1	124.3	107.7
Segment Reconciliation, Fixed assets at corporate level	2.7	2.6	2.6
Segment Reconciliation, Other assets at corporate level	9.7	8.1	7.7
Segment Reconciliation, Consolidated Assets	561.8	518.3	464.9
Division I
Revenues
Segment Reporting, Finance Charges Earned	19.8	17.8	16.0
Segment Reporting, Insurance Income	3.6	3.2	2.8
Segment Reporting, Other Income	0.1	0.1	0.1
Segment Reporting Information, Revenue for Reportable Segment, Total		21.1	18.9
Segment Reporting, Interest Cost	1.4	1.4	1.3
Segment Reporting, Provision for Loan Losses	3.5	3.0	3.3
Segment Reporting, Depreciation	0.4	0.4	0.4
Segment Reporting, Other Expenses	10.0	9.1	8.5
Segment Reporting, Total Expenses	15.3	13.9	13.5
Segment Reporting, Profit	8.2	7.2	5.4
ASSETS
Segment Reporting, Net Receivables	51.9	46.8	40.4
Segment Reporting, Cash	0.3	0.3	0.4
Segment Reporting, Net fixed assets	1.3	1.3	1.0
Segment Reporting, Other assets	0	0	0
Segment Reporting Information, Net Assets	53.5	48.4	41.8
Division II
Revenues
Segment Reporting, Finance Charges Earned	28.6	26.7	25.0
Segment Reporting, Insurance Income	11.8	10.9	9.7
Segment Reporting, Other Income	2.1	2.0	2.0
Segment Reporting Information, Revenue for Reportable Segment, Total		39.6	36.7
Segment Reporting, Interest Cost	2.8	2.8	2.9
Segment Reporting, Provision for Loan Losses	5.2	4.8	5.1
Segment Reporting, Depreciation	0.6	0.5	0.5
Segment Reporting, Other Expenses	13.2	12.3	11.9
Segment Reporting, Total Expenses	21.8	20.4	20.4
Segment Reporting, Profit	20.7	19.2	16.3
ASSETS
Segment Reporting, Net Receivables	98.7	92.4	87.3
Segment Reporting, Cash	0.6	0.6	0.8
Segment Reporting, Net fixed assets	1.4	1.4	1.6
Segment Reporting, Other assets	0	0.1	0.1
Segment Reporting Information, Net Assets	100.7	94.5	89.8
Division III
Revenues
Segment Reporting, Finance Charges Earned	28.0	26.4	25.5
Segment Reporting, Insurance Income	10.7	10.2	9.5
Segment Reporting, Other Income	1.9	1.9	1.8
Segment Reporting Information, Revenue for Reportable Segment, Total		38.5	36.8
Segment Reporting, Interest Cost	2.8	2.8	3.0
Segment Reporting, Provision for Loan Losses	5.7	5.2	5.9
Segment Reporting, Depreciation	0.5	0.5	0.5
Segment Reporting, Other Expenses	13.8	13.0	12.5
Segment Reporting, Total Expenses	22.8	21.5	21.9
Segment Reporting, Profit	17.8	17.0	14.9
ASSETS
Segment Reporting, Net Receivables	95.7	90.5	88.2
Segment Reporting, Cash	0.7	0.8	0.9
Segment Reporting, Net fixed assets	0.9	1.2	1.5
Segment Reporting, Other assets	0	0	0
Segment Reporting Information, Net Assets	97.3	92.5	90.6
Division IV
Revenues
Segment Reporting, Finance Charges Earned	28.4	26.6	23.0
Segment Reporting, Insurance Income	5.5	2.8	4.7
Segment Reporting, Other Income	1.4	3.8	1.1
Segment Reporting Information, Revenue for Reportable Segment, Total		33.2	28.8
Segment Reporting, Interest Cost	2.6	2.6	2.6
Segment Reporting, Provision for Loan Losses	5.8	4.9	4.1
Segment Reporting, Depreciation	0.5	0.5	0.5
Segment Reporting, Other Expenses	12.8	11.6	11.1
Segment Reporting, Total Expenses	21.7	19.6	18.3
Segment Reporting, Profit	13.6	13.6	10.5
ASSETS
Segment Reporting, Net Receivables	94.5	87.9	80.2
Segment Reporting, Cash	0.5	0.6	0.6
Segment Reporting, Net fixed assets	1.3	1.3	1.6
Segment Reporting, Other assets	0.1	0.2	0.1
Segment Reporting Information, Net Assets	96.4	90.0	82.5
Division V
Revenues
Segment Reporting, Finance Charges Earned	23.9	21.9	19.3
Segment Reporting, Insurance Income	5.9	5.4	4.8
Segment Reporting, Other Income	1.8	1.8	1.6
Segment Reporting Information, Revenue for Reportable Segment, Total		29.1	25.7
Segment Reporting, Interest Cost	1.9	1.8	1.8
Segment Reporting, Provision for Loan Losses	4.7	3.9	3.4
Segment Reporting, Depreciation	0.5	0.4	0.4
Segment Reporting, Other Expenses	12.7	11.7	10.6
Segment Reporting, Total Expenses	19.8	17.8	16.2
Segment Reporting, Profit	11.8	11.3	9.5
ASSETS
Segment Reporting, Net Receivables	69.0	62.1	56.2
Segment Reporting, Cash	0.5	0.6	0.7
Segment Reporting, Net fixed assets	1.2	1.2	1.1
Segment Reporting, Other assets	0.2	0.1	0.1
Segment Reporting Information, Net Assets	$ 70.9	$ 64.0	$ 58.1